TURNOVER (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,879.9	$ 1,760.8	$ 1,650.1
Confectionery, Food and Catering
DisclosureOfNetSalesLineItems [Line Items]
Net sales	709.0	628.0	572.3
Perfumes and Cosmetics
DisclosureOfNetSalesLineItems [Line Items]
Net sales	279.0	258.4	226.3
Fashion, Leather and Baggage
DisclosureOfNetSalesLineItems [Line Items]
Net sales	231.0	220.1	183.3
Literature and Publications
DisclosureOfNetSalesLineItems [Line Items]
Net sales	166.7	175.6	192.5
Watches, Jewelry and Accessories
DisclosureOfNetSalesLineItems [Line Items]
Net sales	109.1	115.5	86.2
Electronics
DisclosureOfNetSalesLineItems [Line Items]
Net sales	94.6	87.7	78.5
Wine and Spirits
DisclosureOfNetSalesLineItems [Line Items]
Net sales	92.3	88.0	75.3
Tobacco Goods
DisclosureOfNetSalesLineItems [Line Items]
Net sales	56.7	52.2	47.4
Other Product Categories
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 141.5	$ 135.3	$ 188.3